Reserves - Schedule of Movement in Capital Contribution Reserve (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
As of July 1	$ 0	$ 4,591
Interest forgiveness on convertible notes and shareholder loan	0	0
Derecognition upon consummation of the BCA	0	(4,591)
Deferred tax impact	0	0
As of December 31	$ 0	$ 0